Consolidated Statement of Financial Position - Expressed in Canadian Dollars - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash	$ 3,754,075	$ 1,184
Accounts receivable, net	206,434	46,448
Short-term advance to affiliate	1,918,918	2,500,000
Other current assets	399,050	23,733
Total current assets	6,278,477	2,571,365
Long-term assets
Property Plant & Equipment, net	416,695	31,332
ROU asset	210,560	250,487
Notes receivable	0	21,927
Note receivable from affiliate	341,850	341,850
Long-term advance to affiliates	13,639,055	4,623,155
Capital advances	522,176	0
Loan initiation fees	3,656,109	0
Product development costs, net	4,825,348	3,656,201
Intangibles	2,287,367	2,488,837
Goodwill	2,468,722	2,468,722
Total long-term assets	28,367,882	13,882,511
Total assets	34,646,359	16,453,876
Current liabilities
Accounts payable and accrued liabilities	1,423,545	290,367
Deferred revenue	1,283,892	603,875
Lease liability	58,979	51,097
Line of credit	124,696	132,095
Total current liabilities	2,891,112	1,077,434
Long-term liabilities
Long-term lease obligation	152,365	194,566
Loans payable	9,783,539	7,862,130
Total long-term liabilities	9,935,904	8,056,696
Total liabilities	12,827,016	9,134,130
Shareholders' equity
Preferred Stock, Value	51,450,000	0
Super voting stock	1,800,000	0
Common Stock, Value	7,530,337	5,052,955
Warrants	751,000	0
Contributed surplus	16,594,870	6,345,940
Foreign currency translation reserve	397,061	(36,787)
Accumulated deficit	(8,524,113)	(4,042,362)
Transfer to the group entities under common control	(48,179,812)	0
Total shareholders' equity	21,819,343	7,319,746
Total liabilities and shareholders' equity	$ 34,646,359	$ 16,453,876